Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
Guggenheim Strategy Fund II
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Strategy Fund II
Account Value	$ 13,511	$ 13,511	$ 13,511	$ 13,511	$ 13,470	$ 13,403	$ 13,329	$ 13,255	$ 13,169	$ 13,108	$ 13,029	$ 12,952	$ 12,842	$ 12,759	$ 12,654	$ 12,637	$ 12,541	$ 12,501	$ 12,413	$ 12,282	$ 12,160	$ 12,125	$ 12,087	$ 12,014	$ 11,935	$ 11,881	$ 11,841	$ 11,768	$ 11,719	$ 11,678	$ 11,542	$ 11,457	$ 11,372	$ 11,373	$ 11,435	$ 11,420	$ 11,361	$ 11,433	$ 11,483	$ 11,495	$ 11,568	$ 11,598	$ 11,610	$ 11,600	$ 11,604	$ 11,615	$ 11,598	$ 11,585	$ 11,577	$ 11,572	$ 11,550	$ 11,531	$ 11,527	$ 11,519	$ 11,486	$ 11,458	$ 11,426	$ 11,422	$ 11,385	$ 11,327	$ 11,271	$ 11,184	$ 11,067	$ 10,914	$ 11,238	$ 11,207	$ 11,167	$ 11,150	$ 11,130	$ 11,114	$ 11,089	$ 11,064	$ 11,038	$ 11,031	$ 10,984	$ 10,953	$ 10,923	$ 10,896	$ 10,883	$ 10,900	$ 10,887	$ 10,856	$ 10,829	$ 10,796	$ 10,772	$ 10,753	$ 10,731	$ 10,705	$ 10,687	$ 10,672	$ 10,645	$ 10,623	$ 10,603	$ 10,581	$ 10,552	$ 10,530	$ 10,502	$ 10,483	$ 10,458	$ 10,438	$ 10,411	$ 10,385	$ 10,358	$ 10,331	$ 10,314	$ 10,291	$ 10,263	$ 10,223	$ 10,181	$ 10,155	$ 10,125	$ 10,079	$ 10,041	$ 10,073	$ 10,073	$ 10,068	$ 10,055	$ 10,049	$ 10,049	$ 10,044	$ 10,036	$ 10,028	$ 10,012	$ 10,000
Guggenheim Strategy Fund II | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.07%	6.91%	4.36%	3.05%
Guggenheim Strategy Fund III
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Strategy Fund III
Account Value	$ 13,676	$ 13,676	$ 13,676	$ 13,676	13,644	13,575	13,499	13,431	13,338	13,281	13,204	13,124	13,014	12,933	12,831	12,811	12,721	12,672	12,581	12,446	12,325	12,281	12,242	12,168	12,090	12,036	12,001	11,929	11,866	11,840	11,692	11,608	11,518	11,525	11,604	11,586	11,520	11,603	11,640	11,666	11,757	11,790	11,808	11,798	11,803	11,809	11,800	11,787	11,778	11,771	11,747	11,719	11,718	11,708	11,658	11,630	11,592	11,585	11,537	11,476	11,415	11,309	11,176	11,026	11,335	11,305	11,265	11,249	11,229	11,213	11,183	11,157	11,128	11,125	11,078	11,049	11,024	10,988	10,973	11,007	10,997	10,967	10,935	10,903	10,873	10,858	10,841	10,815	10,798	10,779	10,752	10,733	10,712	10,687	10,660	10,634	10,605	10,583	10,554	10,531	10,500	10,469	10,437	10,406	10,388	10,367	10,326	10,278	10,218	10,200	10,162	10,101	10,046	10,091	10,093	10,084	10,081	10,071	10,066	10,057	10,052	10,040	10,016	10,000
Guggenheim Strategy Fund III | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	2.97%	6.75%	4.40%	3.18%
Guggenheim Variable Insurance Strategy Fund III
Account Value [Line Items]
Line Graph and Table Measure Name				Guggenheim Variable Insurance Strategy Fund III
Account Value	$ 13,617	$ 13,617	$ 13,617	$ 13,617	13,585	13,511	13,446	13,374	13,282	13,215	13,133	13,059	12,951	12,870	12,772	12,751	12,658	12,614	12,517	12,382	12,267	12,223	12,185	12,117	12,033	11,981	11,947	11,879	11,816	11,786	11,649	11,567	11,487	11,493	11,564	11,551	11,487	11,565	11,603	11,618	11,702	11,732	11,754	11,744	11,750	11,760	11,743	11,730	11,723	11,713	11,694	11,668	11,668	11,664	11,617	11,591	11,544	11,549	11,501	11,441	11,383	11,296	11,163	10,997	11,346	11,320	11,279	11,263	11,247	11,225	11,201	11,171	11,146	11,139	11,092	11,062	11,033	11,003	10,989	11,015	11,010	10,982	10,950	10,917	10,888	10,872	10,854	10,827	10,808	10,793	10,765	10,745	10,723	10,698	10,666	10,640	10,610	10,587	10,560	10,538	10,507	10,473	10,443	10,413	10,393	10,366	10,326	10,274	10,211	10,187	10,153	10,098	10,040	10,094	10,097	10,085	10,081	10,066	10,066	10,059	10,054	10,045	10,020	10,000
Guggenheim Variable Insurance Strategy Fund III | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.04%	6.79%	4.37%	3.14%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291	11,033	10,930	10,747	11,026	10,925	11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852	11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399	10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index II
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291	11,033	10,930	10,747	11,026	10,925	11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852	11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399	10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index Fund III
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291	11,033	10,930	10,747	11,026	10,925	11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852	11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399	10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 12,021	$ 12,021	$ 12,021	$ 12,021	11,981	11,942	11,898	11,850	11,804	11,758	11,708	11,651	11,599	11,552	11,495	11,446	11,393	11,346	11,297	11,244	11,194	11,143	11,093	11,043	10,995	10,948	10,904	10,862	10,819	10,781	10,745	10,707	10,673	10,650	10,628	10,609	10,600	10,594	10,589	10,587	10,585	10,584	10,584	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,579	10,578	10,578	10,577	10,576	10,575	10,574	10,572	10,572	10,571	10,550	10,536	10,522	10,507	10,494	10,476	10,458	10,439	10,420	10,398	10,376	10,356	10,334	10,316	10,295	10,275	10,256	10,238	10,221	10,205	10,189	10,173	10,158	10,144	10,131	10,121	10,110	10,101	10,093	10,084	10,075	10,067	10,059	10,051	10,045	10,039	10,037	10,033	10,028	10,025	10,024	10,022	10,018	10,016	10,014	10,011	10,011	10,009	10,005	10,003	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000	10,000
Average Annual Return, Percent	2.24%	5.03%	2.60%	1.86%
Bloomberg 1-3 Month U.S. Treasury Bill Index II
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 12,021	$ 12,021	$ 12,021	$ 12,021	11,981	11,942	11,898	11,850	11,804	11,758	11,708	11,651	11,599	11,552	11,495	11,446	11,393	11,346	11,297	11,244	11,194	11,143	11,093	11,043	10,995	10,948	10,904	10,862	10,819	10,781	10,745	10,707	10,673	10,650	10,628	10,609	10,600	10,594	10,589	10,587	10,585	10,584	10,584	10,583	10,583	10,582	10,582	10,582	10,581	10,581	10,581	10,581	10,581	10,580	10,579	10,578	10,578	10,577	10,576	10,575	10,574	10,572	10,572	10,571	10,550	10,536	10,522	10,507	10,494	10,476	10,458	10,439	10,420	10,398	10,376	10,356	10,334	10,316	10,295	10,275	10,256	10,238	10,221	10,205	10,189	10,173	10,158	10,144	10,131	10,121	10,110	10,101	10,093	10,084	10,075	10,067	10,059	10,051	10,045	10,039	10,037	10,033	10,028	10,025	10,024	10,022	10,018	10,016	10,014	10,011	10,011	10,009	10,005	10,003	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000	10,000
Average Annual Return, Percent	2.24%	5.03%	2.60%	1.86%
Bloomberg 1-3 Month U.S. Treasury Bill Index Fund III
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 12,021	$ 12,021	$ 12,021	$ 12,021	$ 11,981	$ 11,942	$ 11,898	$ 11,850	$ 11,804	$ 11,758	$ 11,708	$ 11,651	$ 11,599	$ 11,552	$ 11,495	$ 11,446	$ 11,393	$ 11,346	$ 11,297	$ 11,244	$ 11,194	$ 11,143	$ 11,093	$ 11,043	$ 10,995	$ 10,948	$ 10,904	$ 10,862	$ 10,819	$ 10,781	$ 10,745	$ 10,707	$ 10,673	$ 10,650	$ 10,628	$ 10,609	$ 10,600	$ 10,594	$ 10,589	$ 10,587	$ 10,585	$ 10,584	$ 10,584	$ 10,583	$ 10,583	$ 10,582	$ 10,582	$ 10,582	$ 10,581	$ 10,581	$ 10,581	$ 10,581	$ 10,581	$ 10,580	$ 10,579	$ 10,578	$ 10,578	$ 10,577	$ 10,576	$ 10,575	$ 10,574	$ 10,572	$ 10,572	$ 10,571	$ 10,550	$ 10,536	$ 10,522	$ 10,507	$ 10,494	$ 10,476	$ 10,458	$ 10,439	$ 10,420	$ 10,398	$ 10,376	$ 10,356	$ 10,334	$ 10,316	$ 10,295	$ 10,275	$ 10,256	$ 10,238	$ 10,221	$ 10,205	$ 10,189	$ 10,173	$ 10,158	$ 10,144	$ 10,131	$ 10,121	$ 10,110	$ 10,101	$ 10,093	$ 10,084	$ 10,075	$ 10,067	$ 10,059	$ 10,051	$ 10,045	$ 10,039	$ 10,037	$ 10,033	$ 10,028	$ 10,025	$ 10,024	$ 10,022	$ 10,018	$ 10,016	$ 10,014	$ 10,011	$ 10,011	$ 10,009	$ 10,005	$ 10,003	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000
Average Annual Return, Percent	2.24%	5.03%	2.60%	1.86%